UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2014	(Unaudited)

	Shares	Value (000)
Common Stock (97.2%)
Banks (7.5%)
US Bancorp	237,000	$9,961
Wells Fargo	241,000	12,267

		22,228

Basic Industry (12.0%)
Danaher	150,000	11,082
Honeywell International	145,000	13,315
United Technologies	104,000	10,936

		35,333

Beverages (7.3%)
Anheuser-Busch InBev ADR	115,000	12,418
Diageo	305,000	9,135

		21,553

Energy (3.2%)
Range Resources	126,000	9,524

Financial Services (2.9%)
Franklin Resources	160,000	8,664

Food (3.8%)
Nestle ADR	150,000	11,122

Health Care (5.5%)
Baxter International	100,000	7,469
Johnson & Johnson	86,100	8,618

		16,087

Insurance (3.6%)
American International Group	205,000	10,656

Media (9.5%)
Omnicom Group	185,720	12,998
Viacom, Cl B	180,000	14,881

		27,879

Miscellaneous (12.0%)
Berkshire Hathaway, Cl B*	81,550	10,229
Brookfield Asset Management, Cl A	285,000	12,725
Onex	210,150	12,246

		35,200

Miscellaneous Consumer (7.9%)
Jarden*	155,000	8,664
Reckitt Benckiser Group(1)	165,000	14,611

		23,275

Real Estate Investment Trust (2.9%)
General Growth Properties	360,000	8,413

Schedule of Investments	FMC Select Fund

July 31, 2014	(Unaudited)

	Shares	Value (000)
Retail (8.6%)
Autozone*	19,700	$10,186
CVS Caremark	197,500	15,081

		25,267

Services (3.2%)
Aramark	354,000	9,544

Technology (7.3%)
Apple	133,980	12,804
Oracle	215,000	8,684

		21,488

Total Common Stock
(Cost $158,250)		286,233

Short-Term Investment (2.8%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $8,262)	8,262,173	8,262

Total Investments (100.0%)
(Cost $166,512)†		$294,495

Percentages are based on Net Assets (in thousands) of $294,394.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

†	As of July 31, 2014, the tax basis cost of the Fund’s investments was $166,512 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $128,213 and $(230), respectively.

As of July 31, 2014, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014